NYSE

Received SEC

APR 30 2015

Washington, DC 20549

[redacted]

15005686

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

April 30, 2015

001- 31236

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 8.75% Series D Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 of TSAKOS ENERGY NAVIGATION LIMITED under the Exchange Act of 1934.

Sincerely,